SCHEDULE OF OPERATING LEASES OBLIGATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating Lease Right-of-use Assets And Lease Obligations
Operating lease right-of-use asset, beginning balance	$ 1,587,492	$ 1,242,700	$ 1,242,700	$ 66,120
Right of use asset, new leases		685,099	685,099	1,308,731
Right of use asset, amortization	(271,357)	(255,146)	(340,307)	(132,151)
Operating lease right-of-use asset, ending balance	1,316,135	1,672,653	1,587,492	1,242,700
Operating lease liability, beginning balance	1,722,095	1,330,338	1,330,338	58,257
Lease liability, new leases		685,099	685,099	1,308,731
Lease liability, repayment and interest accretion, net	(261,072)	(231,533)	(293,342)	(36,650)
Operating lease liability, ending balance	1,461,023	$ 1,783,904	1,722,095	1,330,338
Current portion of operating lease liability	409,702		335,608	210,320
Noncurrent portion of operating lease liability	$ 1,051,321		$ 1,386,487	$ 1,120,018